Expense Example	Oct. 31, 2026 USD ($)
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Hood River International Opportunity Fund | Hood River International Opportunity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,637
Hood River International Opportunity Fund | Hood River International Opportunity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,803
Hood River International Opportunity Fund | Hood River International Opportunity Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,524
Hood River New Opportunities Fund | Hood River New Opportunities Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,200
Hood River New Opportunities Fund | Hood River New Opportunities Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,476
Hood River New Opportunities Fund | Hood River New Opportunities Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Hood River Emerging Markets Fund | Hood River Emerging Markets Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,283
Expense Example, with Redemption, 10 Years	3,124
Hood River Emerging Markets Fund | Hood River Emerging Markets Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	2,115
Expense Example, with Redemption, 10 Years	5,041
Hood River Emerging Markets Fund | Hood River Emerging Markets Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	1,478
Expense Example, with Redemption, 10 Years	$ 3,648